Vanguard Small-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)1
Basic Materials (3.7%)
	RPM International Inc.	3,247,178	223,438
	Royal Gold Inc.	1,641,768	202,282
	Steel Dynamics Inc.	5,226,549	155,751
	Versum Materials Inc.	2,737,782	144,911
	Ashland Global Holdings Inc.	1,516,852	116,874
	Huntsman Corp.	4,889,108	113,721
	WR Grace & Co.	1,672,859	111,680
	NewMarket Corp.	223,940	105,720
	Scotts Miracle-Gro Co.	971,914	98,960
*	Alcoa Corp.	4,670,948	93,746
*	Ingevity Corp.	1,049,787	89,064
*	Univar Solutions Inc.	4,229,265	87,800
	Balchem Corp.	811,769	80,519
*	Axalta Coating Systems Ltd.	2,625,897	79,171
	Reliance Steel & Aluminum Co.	791,996	78,930
	Olin Corp.	4,122,070	77,165
	Sensient Technologies Corp.	1,061,985	72,905
	PolyOne Corp.	1,930,062	63,017
	Carpenter Technology Corp.	1,189,591	61,454
	Chemours Co.	4,092,773	61,146
	HB Fuller Co.	1,273,789	59,308
	Cabot Corp.	1,306,142	59,194
*	Element Solutions Inc.	5,800,543	59,050
	Domtar Corp.	1,572,019	56,294
	Innospec Inc.	614,993	54,821
	Quaker Chemical Corp.	332,333	52,555
	Commercial Metals Co.	2,962,666	51,491
^	United States Steel Corp.	4,271,197	49,332
	Stepan Co.	507,904	49,297
^	Cleveland-Cliffs Inc.	6,755,161	48,772
	Compass Minerals International Inc.	847,675	47,885
	Minerals Technologies Inc.	877,150	46,568
	Kaiser Aluminum Corp.	380,266	37,635
	Worthington Industries Inc.	913,063	32,916
	Materion Corp.	510,365	31,316
	Schweitzer-Mauduit International Inc.	772,869	28,936
*	GCP Applied Technologies Inc.	1,454,402	27,997
^	Arch Coal Inc. Class A	366,070	27,162
	Peabody Energy Corp.	1,814,086	26,703
*	Kraton Corp.	793,132	25,610
	Warrior Met Coal Inc.	1,290,254	25,186
*	Ferro Corp.	2,050,214	24,316
*	Coeur Mining Inc.	5,002,294	24,061
	Hecla Mining Co.	12,264,230	21,585
	Tronox Holdings plc Class A	2,129,274	17,673
	US Silica Holdings Inc.	1,840,633	17,597
*,^ AK Steel Holding Corp.		7,519,065	17,068

	PH Glatfelter Co.	1,104,939	17,005
*	PQ Group Holdings Inc.	1,021,853	16,288
	Innophos Holdings Inc.	492,622	15,991
	Tredegar Corp.	751,322	14,666
*	Koppers Holdings Inc.	491,549	14,358
*	Contura Energy Inc.	480,729	13,441
	Schnitzer Steel Industries Inc.	631,643	13,050
	Haynes International Inc.	312,981	11,217
	American Vanguard Corp.	642,178	10,082
*	CONSOL Energy Inc.	579,779	9,062
*	Century Aluminum Co.	1,221,673	8,106
	FutureFuel Corp.	656,554	7,839
	Kronos Worldwide Inc.	579,335	7,166
	Resolute Forest Products Inc.	1,451,824	6,824
*	SunCoke Energy Inc.	1,141,221	6,437
*	TimkenSteel Corp.	98,949	622
			3,310,736
Consumer Goods (6.9%)
*	US Foods Holding Corp.	5,487,834	225,550
	Pool Corp.	949,840	191,583
*	Post Holdings Inc.	1,738,593	184,013
	Gentex Corp.	6,381,552	175,716
*	Middleby Corp.	1,394,596	163,028
	Harley-Davidson Inc.	3,935,636	141,565
	Hanesbrands Inc.	9,049,069	138,632
	Ingredion Inc.	1,672,132	136,680
	Leggett & Platt Inc.	3,294,454	134,875
	Toll Brothers Inc.	3,244,949	133,205
	Polaris Inc.	1,455,231	128,075
*	Skechers U.S.A. Inc. Class A	3,352,278	125,208
*	Zynga Inc. Class A	21,280,679	123,854
*	Capri Holdings Ltd.	3,604,208	119,516
	Brunswick Corp.	2,148,829	111,997
*	Deckers Outdoor Corp.	722,533	106,472
	Flowers Foods Inc.	4,507,174	104,251
	Valvoline Inc.	4,718,004	103,938
	Carter's Inc.	1,121,690	102,309
*	Helen of Troy Ltd.	629,457	99,240
*,^ Mattel Inc.		8,664,213	98,685
*	Herbalife Nutrition Ltd.	2,459,438	93,114
*	Tempur Sealy International Inc.	1,165,509	89,977
	Goodyear Tire & Rubber Co.	5,833,119	84,026
*	Darling Ingredients Inc.	4,121,370	78,842
*	TreeHouse Foods Inc.	1,409,980	78,183
	Sanderson Farms Inc.	498,772	75,479
*	Boston Beer Co. Inc. Class A	206,823	75,300
	KB Home	2,214,390	75,289
	Thor Industries Inc.	1,312,790	74,356
	J&J Snack Foods Corp.	377,067	72,397
	Steven Madden Ltd.	1,917,012	68,610
*	Taylor Morrison Home Corp. Class A	2,643,578	68,574
	Herman Miller Inc.	1,482,284	68,318
^	Energizer Holdings Inc.	1,551,255	67,604
	Lancaster Colony Corp.	481,450	66,753
	Columbia Sportswear Co.	675,959	65,494
*	Meritage Homes Corp.	912,976	64,228
	WD-40 Co.	343,462	63,039

	Nu Skin Enterprises Inc. Class A	1,389,625	59,101
*	Visteon Corp.	699,273	57,718
	Spectrum Brands Holdings Inc.	1,092,913	57,618
	Wolverine World Wide Inc.	2,033,905	57,478
*	Fox Factory Holding Corp.	913,140	56,834
*,^ Beyond Meat Inc.		378,232	56,213
*	Dorman Products Inc.	699,927	55,672
	LCI Industries	597,188	54,852
*	Welbilt Inc.	3,189,199	53,770
*	TRI Pointe Group Inc.	3,558,986	53,527
	MDC Holdings Inc.	1,239,912	53,440
	Dana Inc.	3,600,286	51,988
	Kontoor Brands Inc.	1,423,239	49,956
*	Edgewell Personal Care Co.	1,354,915	44,021
*	Hain Celestial Group Inc.	1,954,017	41,963
*,^ iRobot Corp.		668,385	41,219
*	Crocs Inc.	1,480,221	41,091
*	Hostess Brands Inc. Class A	2,872,421	40,171
*	Pilgrim's Pride Corp.	1,247,338	39,971
	La-Z-Boy Inc.	1,166,560	39,185
	Steelcase Inc. Class A	2,109,973	38,824
	HNI Corp.	1,079,026	38,305
*	Meritor Inc.	1,962,389	36,304
	Coca-Cola Consolidated Inc.	116,125	35,287
^	Vector Group Ltd.	2,957,670	35,226
*	Gentherm Inc.	825,080	33,898
	Cooper Tire & Rubber Co.	1,255,227	32,787
	Universal Corp.	593,467	32,528
^	B&G Foods Inc.	1,635,503	30,927
	Inter Parfums Inc.	432,742	30,279
	Knoll Inc.	1,182,903	29,987
	Delphi Technologies plc	2,179,125	29,200
*	Central Garden & Pet Co. Class A	1,046,485	29,014
	Oxford Industries Inc.	404,434	28,998
*	Sleep Number Corp.	696,876	28,795
	Cal-Maine Foods Inc.	713,756	28,518
*	G-III Apparel Group Ltd.	1,101,869	28,395
	Seaboard Corp.	5,838	25,541
	Fresh Del Monte Produce Inc.	725,760	24,756
*	American Axle & Manufacturing Holdings Inc.	2,813,699	23,129
	ACCO Brands Corp.	2,326,583	22,963
	Callaway Golf Co.	1,176,956	22,845
	Acushnet Holdings Corp.	848,347	22,396
*,^ Fitbit Inc. Class A		5,680,774	21,644
	Interface Inc. Class A	1,461,651	21,106
*	USANA Health Sciences Inc.	306,225	20,943
*	Cavco Industries Inc.	108,304	20,804
	Tupperware Brands Corp.	1,220,784	19,374
*	Garrett Motion Inc.	1,867,269	18,598
*,^ YETI Holdings Inc.		637,023	17,837
	Sturm Ruger & Co. Inc.	415,516	17,352
*	American Woodmark Corp.	189,933	16,887
	Andersons Inc.	733,795	16,459
*	Cooper-Standard Holdings Inc.	401,591	16,417
^	Tootsie Roll Industries Inc.	441,695	16,405
	Tenneco Inc. Class A	1,286,125	16,102
*	Sonos Inc.	1,197,027	16,052

*	GoPro Inc. Class A	3,009,320	15,603
	Medifast Inc.	140,728	14,584
*	Fossil Group Inc.	1,136,302	14,215
*	Modine Manufacturing Co.	1,205,973	13,712
*	elf Beauty Inc.	748,673	13,109
^	National Beverage Corp.	291,686	12,939
	National Presto Industries Inc.	131,233	11,692
	Ethan Allen Interiors Inc.	598,717	11,435
	Phibro Animal Health Corp. Class A	507,515	10,825
	Movado Group Inc.	390,041	9,696
*	Central Garden & Pet Co.	256,672	7,503
*	Vista Outdoor Inc.	721,686	4,467
*	American Outdoor Brands Corp.	650,759	3,807
*,^ Revlon Inc. Class A		130,087	3,056
			6,275,288
Consumer Services (11.6%)
*	Burlington Stores Inc.	1,664,150	332,530
*	Bright Horizons Family Solutions Inc.	1,457,604	222,285
	Service Corp. International	4,338,635	207,430
*	Liberty Media Corp-Liberty Formula One	4,829,576	200,862
*	ServiceMaster Global Holdings Inc.	3,402,978	190,226
*	Trade Desk Inc. Class A	978,206	183,463
*	Five Below Inc.	1,401,706	176,755
	Dunkin' Brands Group Inc.	2,071,974	164,432
	Sabre Corp.	7,241,259	162,168
*	Etsy Inc.	2,866,964	161,983
	Cable One Inc.	128,681	161,456
*	Caesars Entertainment Corp.	13,582,285	158,369
	Casey's General Stores Inc.	921,150	148,453
*	IAA Inc.	3,344,386	139,561
	Williams-Sonoma Inc.	1,969,738	133,903
*,^ GrubHub Inc.		2,293,801	128,935
	Wyndham Hotels & Resorts Inc.	2,416,498	125,030
*	JetBlue Airways Corp.	7,424,668	124,363
*	Planet Fitness Inc. Class A	2,105,294	121,833
*	Madison Square Garden Co. Class A	457,819	120,644
	H&R Block Inc.	5,069,860	119,750
*	Grand Canyon Education Inc.	1,211,291	118,949
	Foot Locker Inc.	2,749,781	118,681
*	Performance Food Group Co.	2,504,772	115,245
	Vail Resorts Inc.	503,740	114,631
	Nexstar Media Group Inc. Class A	1,097,910	112,327
	Aaron's Inc.	1,693,468	108,822
	Wyndham Destinations Inc.	2,312,076	106,402
	Churchill Downs Inc.	853,068	105,316
*	TripAdvisor Inc.	2,691,241	104,097
*	frontdoor Inc.	2,121,917	103,062
	Cinemark Holdings Inc.	2,651,591	102,458
	Six Flags Entertainment Corp.	2,009,175	102,046
*	AutoNation Inc.	2,010,007	101,907
*	Qurate Retail Group Inc. QVC Group Class A	9,725,190	100,315
	New York Times Co. Class A	3,520,574	100,266
	Dolby Laboratories Inc. Class A	1,532,672	99,072
^	Cracker Barrel Old Country Store Inc.	602,883	98,059
	Marriott Vacations Worldwide Corp.	927,587	96,107
	Wendy's Co.	4,625,985	92,427
^	Nordstrom Inc.	2,713,857	91,376

*	Floor & Decor Holdings Inc. Class A	1,744,447	89,228
	Texas Roadhouse Inc. Class A	1,657,588	87,057
	AMERCO	220,741	86,098
*	Chegg Inc.	2,850,293	85,366
	TEGNA Inc.	5,419,740	84,169
	KAR Auction Services Inc.	3,338,928	81,971
	Choice Hotels International Inc.	905,571	80,560
	World Wrestling Entertainment Inc. Class A	1,130,266	80,418
*	BJ's Wholesale Club Holdings Inc.	3,089,064	79,914
*	Ollie's Bargain Outlet Holdings Inc.	1,349,911	79,159
	Morningstar Inc.	534,932	78,175
	Strategic Education Inc.	523,186	71,091
	Lithia Motors Inc. Class A	534,364	70,739
	SkyWest Inc.	1,212,664	69,607
*	LiveRamp Holdings Inc.	1,607,459	69,056
	Extended Stay America Inc.	4,713,240	69,002
*	Hilton Grand Vacations Inc.	2,155,798	68,986
	Graham Holdings Co. Class B	103,418	68,613
	Sinclair Broadcast Group Inc. Class A	1,593,796	68,119
*,^ RH		390,533	66,715
	Dick's Sporting Goods Inc.	1,604,894	65,496
*	Murphy USA Inc.	762,333	65,027
	Wingstop Inc.	736,519	64,283
*	Shake Shack Inc. Class A	649,725	63,699
	American Eagle Outfitters Inc.	3,891,493	63,120
	Monro Inc.	792,521	62,617
*	Spirit Airlines Inc.	1,718,242	62,372
*,^ Eldorado Resorts Inc.		1,556,412	62,054
	Gap Inc.	3,549,379	61,617
	Macy's Inc.	3,867,594	60,102
*	Yelp Inc. Class A	1,694,374	58,880
	L Brands Inc.	2,941,045	57,615
*	Cargurus Inc.	1,825,946	56,513
*	Sotheby's	991,163	56,476
	Jack in the Box Inc.	613,717	55,922
*	Sprouts Farmers Market Inc.	2,835,067	54,830
*	Adtalem Global Education Inc.	1,379,377	52,540
	John Wiley & Sons Inc. Class A	1,189,424	52,263
*	AMC Networks Inc. Class A	1,054,033	51,816
*	Penn National Gaming Inc.	2,753,549	51,285
*	Laureate Education Inc. Class A	3,012,500	49,932
*	Asbury Automotive Group Inc.	486,246	49,758
	Allegiant Travel Co. Class A	326,337	48,840
	Boyd Gaming Corp.	1,946,133	46,610
*	National Vision Holdings Inc.	1,936,204	46,604
*	Sally Beauty Holdings Inc.	3,015,471	44,900
*	WW International Inc.	1,178,487	44,570
	Cheesecake Factory Inc.	1,004,747	41,878
*	Urban Outfitters Inc.	1,470,325	41,301
	Hillenbrand Inc.	1,332,295	41,141
*	Carvana Co. Class A	622,606	41,092
	Group 1 Automotive Inc.	443,928	40,979
	PriceSmart Inc.	573,638	40,786
*	Avis Budget Group Inc.	1,425,571	40,287
	Brinker International Inc.	938,094	40,029
	Bloomin' Brands Inc.	2,063,282	39,058
	Penske Automotive Group Inc.	821,324	38,832

	Core-Mark Holding Co. Inc.	1,147,726	36,859
	Dave & Buster's Entertainment Inc.	909,778	35,436
	Meredith Corp.	952,293	34,911
*	Hertz Global Holdings Inc.	2,487,911	34,433
	Red Rock Resorts Inc. Class A	1,671,212	33,934
*	SeaWorld Entertainment Inc.	1,279,283	33,671
^	Bed Bath & Beyond Inc.	3,036,485	32,308
*	Groupon Inc. Class A	12,073,866	32,117
	Rent-A-Center Inc.	1,221,806	31,510
	Dine Brands Global Inc.	408,181	30,965
	Gannett Co. Inc.	2,867,391	30,796
*	Stamps.com Inc.	407,860	30,365
	Hawaiian Holdings Inc.	1,123,774	29,510
^	Papa John's International Inc.	556,620	29,139
^	Children's Place Inc.	370,001	28,486
*	Scientific Games Corp.	1,398,007	28,449
*	Herc Holdings Inc.	608,856	28,318
	Designer Brands Inc. Class A	1,604,208	27,464
	Matthews International Corp. Class A	748,247	26,480
	Abercrombie & Fitch Co.	1,643,216	25,634
	International Speedway Corp. Class A	566,975	25,520
*	K12 Inc.	956,436	25,250
*	Simply Good Foods Co.	869,645	25,211
*	Liberty Media Corp-Liberty Formula One Class A	610,959	24,188
	Office Depot Inc.	13,667,998	23,987
*	Upwork Inc.	1,801,955	23,975
	Big Lots Inc.	975,769	23,906
	Caleres Inc.	1,003,524	23,493
*	Lions Gate Entertainment Corp. Class B	2,614,566	22,851
*,^ Stitch Fix Inc. Class A		1,183,700	22,786
*	Clear Channel Outdoor Holdings Inc.	8,742,823	22,032
	Signet Jewelers Ltd.	1,305,586	21,882
	Guess? Inc.	1,164,912	21,586
	BJ's Restaurants Inc.	511,856	19,881
*	Michaels Cos. Inc.	1,978,375	19,368
	Scholastic Corp.	509,638	19,244
*,^ MSG Networks Inc.		1,102,179	17,877
	EW Scripps Co. Class A	1,293,361	17,176
	Sonic Automotive Inc. Class A	544,610	17,106
*	Liberty TripAdvisor Holdings Inc. Class A	1,804,776	16,983
*	Zumiez Inc.	515,142	16,317
^	Dillard's Inc. Class A	239,683	15,845
*	Genesco Inc.	392,928	15,725
	National CineMedia Inc.	1,877,130	15,392
	Weis Markets Inc.	403,531	15,391
*	Grocery Outlet Holding Corp.	442,701	15,353
*	United Natural Foods Inc.	1,321,756	15,227
^	Buckle Inc.	738,843	15,220
*	Cars.com Inc.	1,668,548	14,984
*,^ ANGI Homeservices Inc. Class A		2,043,615	14,479
*	Houghton Mifflin Harcourt Co.	2,643,485	14,090
^	AMC Entertainment Holdings Inc. Class A	1,302,833	13,940
*	Quotient Technology Inc.	1,774,824	13,879
*	BrightView Holdings Inc.	786,775	13,493
*	Lions Gate Entertainment Corp. Class A	1,427,225	13,202
*,^ At Home Group Inc.		1,361,958	13,102
^	New Media Investment Group Inc.	1,361,587	11,996

^	GameStop Corp. Class A	2,145,243	11,842
*	Regis Corp.	584,799	11,825
	Chico's FAS Inc.	2,801,087	11,288
	Entercom Communications Corp. Class A	2,944,007	9,833
*,^ RealReal Inc.		428,539	9,582
^	Rite Aid Corp.	1,278,537	8,886
*,^ Revolve Group Inc.		338,441	7,909
*	TrueCar Inc.	2,258,015	7,677
*,^ Party City Holdco Inc.		1,299,348	7,419
*	Diplomat Pharmacy Inc.	1,432,051	7,017
	Emerald Expositions Events Inc.	630,223	6,132
*	El Pollo Loco Holdings Inc.	506,801	5,555
*	American Public Education Inc.	190,697	4,260
*,^ Peloton Interactive Inc. Class A		161,693	4,059
*	Lands' End Inc.	283,350	3,215
*	Fiesta Restaurant Group Inc.	274,604	2,861
*	Biglari Holdings Inc. Class B	17,866	1,947
*	Biglari Holdings Inc.	2,506	1,406
*	Express Inc.	61,901	213
			10,450,811
Financials (26.5%)
	Equity LifeStyle Properties Inc.	2,051,274	274,050
	National Retail Properties Inc.	4,269,129	240,779
	Omega Healthcare Investors Inc.	5,422,822	226,620
	CyrusOne Inc.	2,834,453	224,205
	Medical Properties Trust Inc.	11,176,448	218,611
	Brown & Brown Inc.	5,987,239	215,900
	RenaissanceRe Holdings Ltd.	1,105,925	213,941
	Liberty Property Trust	3,917,538	201,087
	Kilroy Realty Corp.	2,528,867	196,973
	Gaming and Leisure Properties Inc.	5,107,795	195,322
	STORE Capital Corp.	5,205,492	194,737
	Apartment Investment & Management Co.	3,728,917	194,426
	VICI Properties Inc.	8,542,713	193,492
	Assurant Inc.	1,481,066	186,348
	American Financial Group Inc.	1,689,561	182,219
*	Apollo Global Management LLC	4,776,747	180,657
	Douglas Emmett Inc.	4,170,409	178,619
	Americold Realty Trust	4,800,774	177,965
	Lamar Advertising Co. Class A	2,153,074	176,401
	Old Republic International Corp.	7,215,376	170,066
	CubeSmart	4,820,770	168,245
	American Campus Communities Inc.	3,442,032	165,493
	American Homes 4 Rent Class A	6,384,584	165,297
	New Residential Investment Corp.	10,409,443	163,220
	Starwood Property Trust Inc.	6,698,628	162,241
	East West Bancorp Inc.	3,645,945	161,479
	LPL Financial Holdings Inc.	1,958,731	160,420
	Sun Communities Inc.	1,077,794	159,999
	First American Financial Corp.	2,670,879	157,609
	Signature Bank	1,302,631	155,300
	Park Hotels & Resorts Inc.	6,173,726	154,158
	Brixmor Property Group Inc.	7,450,856	151,178
	Healthcare Trust of America Inc. Class A	5,140,154	151,018
	Commerce Bancshares Inc.	2,474,583	150,083
	GCI Liberty Inc. Class A	2,408,326	149,485
	EPR Properties	1,943,179	149,353

MarketAxess Holdings Inc.	448,896	147,013
* Credit Acceptance Corp.	306,156	141,233
TCF Financial Corp.	3,687,764	140,393
New York Community Bancorp Inc.	11,124,715	139,615
Cousins Properties Inc.	3,677,488	138,237
Hanover Insurance Group Inc.	991,144	134,340
Primerica Inc.	1,049,497	133,528
Axis Capital Holdings Ltd.	1,998,364	133,331
* Howard Hughes Corp.	1,027,083	133,110
Popular Inc.	2,421,868	130,975
Synovus Financial Corp.	3,643,717	130,299
Hudson Pacific Properties Inc.	3,869,136	129,461
First Horizon National Corp.	7,835,805	126,940
JBG SMITH Properties	3,193,255	125,208
First Industrial Realty Trust Inc.	3,164,275	125,179
Cullen/Frost Bankers Inc.	1,410,655	124,913
Kemper Corp.	1,586,112	123,637
Life Storage Inc.	1,169,095	123,234
Rexford Industrial Realty Inc.	2,750,767	121,089
Eaton Vance Corp.	2,686,494	120,704
Erie Indemnity Co. Class A	636,835	118,228
EastGroup Properties Inc.	939,599	117,469
Highwoods Properties Inc.	2,604,067	117,027
Radian Group Inc.	5,094,870	116,367
Prosperity Bancshares Inc.	1,641,038	115,907
Blackstone Mortgage Trust Inc. Class A	3,197,662	114,636
* Brighthouse Financial Inc.	2,792,497	113,012
CoreSite Realty Corp.	924,800	112,687
Selective Insurance Group Inc.	1,488,227	111,900
^ Macerich Co.	3,535,766	111,695
Essent Group Ltd.	2,342,687	111,676
MGIC Investment Corp.	8,876,908	111,671
Jefferies Financial Group Inc.	6,007,082	110,530
Sabra Health Care REIT Inc.	4,760,917	109,311
Healthcare Realty Trust Inc.	3,233,205	108,312
Webster Financial Corp.	2,310,208	108,279
Lazard Ltd. Class A	3,090,373	108,163
Spirit Realty Capital Inc.	2,258,220	108,078
First Financial Bankshares Inc.	3,234,303	107,799
Western Alliance Bancorp	2,338,102	107,740
CIT Group Inc.	2,373,554	107,546
PacWest Bancorp	2,956,936	107,455
Service Properties Trust	4,113,761	106,094
Assured Guaranty Ltd.	2,350,735	104,514
Pinnacle Financial Partners Inc.	1,828,698	103,779
Sterling Bancorp	5,133,130	102,971
Affiliated Managers Group Inc.	1,204,044	100,357
Outfront Media Inc.	3,594,027	99,842
IBERIABANK Corp.	1,317,210	99,502
Equity Commonwealth	2,903,943	99,460
RLI Corp.	1,066,866	99,123
United Bankshares Inc.	2,548,366	96,507
Ryman Hospitality Properties Inc.	1,161,001	94,981
Stifel Financial Corp.	1,653,682	94,888
FirstCash Inc.	1,023,451	93,820
STAG Industrial Inc.	3,180,799	93,770
FNB Corp.	8,126,886	93,703

	Glacier Bancorp Inc.	2,304,484	93,239
	Rayonier Inc.	3,250,788	91,672
	Wintrust Financial Corp.	1,418,169	91,656
	Chimera Investment Corp.	4,681,810	91,576
	Janus Henderson Group plc	4,074,980	91,524
	Pebblebrook Hotel Trust	3,276,075	91,140
	Umpqua Holdings Corp.	5,508,419	90,669
	Two Harbors Investment Corp.	6,825,814	89,623
	Jones Lang LaSalle Inc.	644,432	89,615
	Weingarten Realty Investors	3,057,785	89,073
	First Hawaiian Inc.	3,334,281	89,025
	Apple Hospitality REIT Inc.	5,320,121	88,208
	Hancock Whitney Corp.	2,295,768	87,916
	PS Business Parks Inc.	480,363	87,402
	Bank of Hawaii Corp.	1,016,332	87,333
	White Mountains Insurance Group Ltd.	79,871	86,261
	Valley National Bancorp	7,884,962	85,710
	National Health Investors Inc.	1,030,490	84,902
	Bank OZK	3,081,458	84,031
	Terreno Realty Corp.	1,639,656	83,770
	Corporate Office Properties Trust	2,811,968	83,740
*,^ Zillow Group Inc.		2,784,147	83,023
	MFA Financial Inc.	11,274,440	82,980
	Physicians Realty Trust	4,635,789	82,285
	Associated Banc-Corp	4,056,696	82,148
	BankUnited Inc.	2,378,158	79,954
	Community Bank System Inc.	1,290,756	79,627
	Legg Mason Inc.	2,061,599	78,732
	People's United Financial Inc.	4,992,387	78,056
	Federated Investors Inc. Class B	2,404,769	77,939
	Sunstone Hotel Investors Inc.	5,658,183	77,743
	Atlantic Union Bankshares Corp.	2,059,816	76,718
	UMB Financial Corp.	1,166,120	75,308
	Old National Bancorp	4,321,352	74,349
	Navient Corp.	5,770,365	73,861
	Apollo Commercial Real Estate Finance Inc.	3,852,359	73,850
	CenterState Bank Corp.	3,075,419	73,764
	Washington Federal Inc.	1,992,268	73,694
	Colony Capital Inc.	12,221,816	73,575
	Agree Realty Corp.	1,002,176	73,309
	RLJ Lodging Trust	4,305,944	73,158
	QTS Realty Trust Inc. Class A	1,387,903	71,352
	BancorpSouth Bank	2,409,530	71,346
	Home BancShares Inc.	3,770,362	70,864
	Paramount Group Inc.	5,270,905	70,367
	Unum Group	2,350,984	69,871
	CVB Financial Corp.	3,341,073	69,728
*	Texas Capital Bancshares Inc.	1,268,563	69,327
	OneMain Holdings Inc.	1,872,512	68,684
	Evercore Inc. Class A	847,810	67,910
	Columbia Banking System Inc.	1,830,798	67,556
	Fulton Financial Corp.	4,172,970	67,519
	Ameris Bancorp	1,662,544	66,901
	Brandywine Realty Trust	4,407,566	66,775
	Kennedy-Wilson Holdings Inc.	3,037,211	66,576
	Santander Consumer USA Holdings Inc.	2,596,544	66,238
	Cathay General Bancorp	1,903,247	66,109

	Retail Properties of America Inc.	5,344,694	65,847
	Piedmont Office Realty Trust Inc. Class A	3,146,596	65,701
	PotlatchDeltic Corp.	1,596,659	65,599
	South State Corp.	859,327	64,707
	Independent Bank Corp.	862,766	64,405
	Empire State Realty Trust Inc.	4,479,435	63,922
	Investors Bancorp Inc.	5,557,567	63,134
	Columbia Property Trust Inc.	2,943,030	62,245
	CNO Financial Group Inc.	3,916,059	61,991
*,^ LendingTree Inc.		195,014	60,538
	Acadia Realty Trust	2,112,392	60,372
	First Citizens BancShares Inc. Class A	126,376	59,593
	Xenia Hotels & Resorts Inc.	2,817,781	59,512
	Taubman Centers Inc.	1,454,699	59,395
	American Assets Trust Inc.	1,269,995	59,360
	SLM Corp.	6,664,844	58,817
	WSFS Financial Corp.	1,330,599	58,679
	Simmons First National Corp. Class A	2,313,528	57,607
	First Financial Bancorp	2,342,499	57,333
	International Bancshares Corp.	1,484,045	57,314
	Argo Group International Holdings Ltd.	814,916	57,240
	Lexington Realty Trust Class B	5,578,208	57,177
	Urban Edge Properties	2,879,639	56,988
	United Community Banks Inc.	1,988,853	56,384
	BOK Financial Corp.	712,353	56,383
	CareTrust REIT Inc.	2,390,478	56,188
*	Enstar Group Ltd.	292,513	55,554
*	Genworth Financial Inc. Class A	12,594,608	55,416
	American Equity Investment Life Holding Co.	2,285,367	55,306
	Senior Housing Properties Trust	5,972,269	55,273
	Washington REIT	2,003,409	54,813
	Invesco Mortgage Capital Inc.	3,572,307	54,692
	First BanCorp	5,459,129	54,482
	ProAssurance Corp.	1,344,848	54,157
	First Midwest Bancorp Inc.	2,763,542	53,834
	Cadence BanCorp Class A	3,058,764	53,651
	LegacyTexas Financial Group Inc.	1,221,697	53,180
	Retail Opportunity Investments Corp.	2,859,514	52,129
	CoreCivic Inc.	2,979,282	51,482
	DiamondRock Hospitality Co.	5,008,034	51,332
	SITE Centers Corp.	3,387,641	51,187
	LTC Properties Inc.	994,456	50,936
	Ares Management Corp. Class A	1,894,114	50,781
	First Merchants Corp.	1,331,594	50,115
	GEO Group Inc.	2,881,520	49,966
	Trustmark Corp.	1,449,921	49,457
	WesBanco Inc.	1,306,785	48,835
	Renasant Corp.	1,385,164	48,495
	PennyMac Mortgage Investment Trust	2,166,548	48,162
	Horace Mann Educators Corp.	1,030,568	47,746
*	Cannae Holdings Inc.	1,716,960	47,165
	Great Western Bancorp Inc.	1,424,407	47,005
	Capitol Federal Financial Inc.	3,377,536	46,542
	Banner Corp.	826,731	46,437
	Houlihan Lokey Inc. Class A	1,023,675	46,168
	Towne Bank	1,643,375	45,694
*	Cushman & Wakefield plc	2,443,014	45,269

	Redwood Trust Inc.	2,757,151	45,245
	Independent Bank Group Inc.	859,672	45,227
	Pacific Premier Bancorp Inc.	1,434,406	44,739
	Mack-Cali Realty Corp.	2,038,879	44,162
	First Interstate BancSystem Inc. Class A	1,078,889	43,414
	Hope Bancorp Inc.	3,010,612	43,172
	Alexander & Baldwin Inc.	1,716,896	42,081
	Ladder Capital Corp. Class A	2,421,937	41,827
	Hilltop Holdings Inc.	1,749,899	41,805
	Northwest Bancshares Inc.	2,534,260	41,537
	Global Net Lease Inc.	2,113,486	41,213
	Walker & Dunlop Inc.	734,356	41,073
	Moelis & Co. Class A	1,231,043	40,440
	Westamerica Bancorporation	644,869	40,098
	National General Holdings Corp.	1,700,223	39,139
	BGC Partners Inc. Class A	7,111,106	39,111
	Mercury General Corp.	692,395	38,691
	NBT Bancorp Inc.	1,046,538	38,293
	ServisFirst Bancshares Inc.	1,138,377	37,737
	Artisan Partners Asset Management Inc. Class A	1,334,123	37,676
*	Zillow Group Inc. Class A	1,264,996	37,374
^	American Finance Trust Inc.	2,657,819	37,103
	Safety Insurance Group Inc.	365,552	37,041
	Office Properties Income Trust	1,203,573	36,877
	Provident Financial Services Inc.	1,499,964	36,794
	Eagle Bancorp Inc.	820,871	36,627
*	PRA Group Inc.	1,079,138	36,464
*	Axos Financial Inc.	1,302,123	36,004
	Brookfield Property REIT Inc. Class A	1,746,866	35,619
^	Seritage Growth Properties Class A	829,244	35,235
	Industrial Logistics Properties Trust	1,628,162	34,598
	Kite Realty Group Trust	2,100,862	33,929
	Uniti Group Inc.	4,348,503	33,766
	Newmark Group Inc. Class A	3,715,994	33,667
	Berkshire Hills Bancorp Inc.	1,146,150	33,571
	Clearway Energy Inc.	1,835,959	33,506
	Park National Corp.	349,054	33,094
	Employers Holdings Inc.	758,508	33,056
*,^ Redfin Corp.		1,952,921	32,887
	First Commonwealth Financial Corp.	2,464,087	32,723
	Cohen & Steers Inc.	590,921	32,459
	Hamilton Lane Inc. Class A	559,562	31,873
	Universal Health Realty Income Trust	309,723	31,840
^	Virtu Financial Inc. Class A	1,908,800	31,228
	FGL Holdings	3,881,722	30,976
	Colony Credit Real Estate Inc.	2,090,081	30,223
	S&T Bancorp Inc.	818,434	29,897
^	Waddell & Reed Financial Inc. Class A	1,736,596	29,835
	City Holding Co.	389,758	29,719
*	Green Dot Corp. Class A	1,166,618	29,457
	Nelnet Inc. Class A	462,097	29,389
	TPG RE Finance Trust Inc.	1,470,808	29,181
	American National Insurance Co.	235,454	29,133
*	LendingClub Corp.	2,180,300	28,518
	OFG Bancorp	1,284,524	28,131
	Brookline Bancorp Inc.	1,897,264	27,947
	BancFirst Corp.	489,993	27,155

	Kinsale Capital Group Inc.	261,912	27,058
	Flagstar Bancorp Inc.	706,349	26,382
	Getty Realty Corp.	822,875	26,381
	Tompkins Financial Corp.	320,997	26,042
	RPT Realty	1,909,707	25,877
	Kearny Financial Corp.	1,975,939	25,766
	Piper Jaffray Cos.	337,526	25,476
^	Tanger Factory Outlet Centers Inc.	1,637,257	25,345
	TFS Financial Corp.	1,400,798	25,242
	United Fire Group Inc.	537,127	25,234
	ARMOUR Residential REIT Inc.	1,480,874	24,805
*,^ Encore Capital Group Inc.		738,049	24,595
	Boston Private Financial Holdings Inc.	2,098,863	24,462
	Granite Point Mortgage Trust Inc.	1,303,573	24,429
	National Bank Holdings Corp. Class A	662,101	22,637
*	Ambac Financial Group Inc.	1,141,945	22,325
	Investors Real Estate Trust	290,787	21,713
	Franklin Street Properties Corp.	2,548,436	21,560
*	PennyMac Financial Services Inc.	688,214	20,908
*	Marcus & Millichap Inc.	586,733	20,823
*	World Acceptance Corp.	160,904	20,517
	Heartland Financial USA Inc.	436,030	19,508
^	Washington Prime Group Inc.	4,667,680	19,324
	iStar Inc.	1,477,300	19,279
	Central Pacific Financial Corp.	678,619	19,273
^	Realogy Holdings Corp.	2,857,139	19,086
*	Columbia Financial Inc.	1,163,465	18,371
*	Third Point Reinsurance Ltd.	1,838,106	18,363
	Virtus Investment Partners Inc.	165,028	18,247
	Alexander's Inc.	51,113	17,808
	Urstadt Biddle Properties Inc. Class A	751,014	17,799
*	MBIA Inc.	1,908,250	17,613
	Capstead Mortgage Corp.	2,366,872	17,397
	RMR Group Inc. Class A	381,129	17,334
	Saul Centers Inc.	316,443	17,249
	WisdomTree Investments Inc.	3,298,099	17,233
	Oritani Financial Corp.	958,889	16,968
*	Focus Financial Partners Inc. Class A	707,083	16,829
	Northfield Bancorp Inc.	1,047,247	16,819
	Dime Community Bancshares Inc.	764,651	16,371
	Summit Hotel Properties Inc.	1,314,858	15,252
	National Western Life Group Inc. Class A	55,896	15,001
	Clearway Energy Inc. Class A	863,901	14,980
	FBL Financial Group Inc. Class A	246,630	14,677
*	St. Joe Co.	828,429	14,191
	State Auto Financial Corp.	435,683	14,112
	New Senior Investment Group Inc.	2,079,617	13,892
	Hersha Hospitality Trust Class A	933,289	13,887
	Retail Value Inc.	357,419	13,239
	Front Yard Residential Corp.	1,144,466	13,230
	AG Mortgage Investment Trust Inc.	818,881	12,406
	KKR Real Estate Finance Trust Inc.	574,400	11,218
	CorePoint Lodging Inc.	938,406	9,487
*	Assetmark Financial Holdings Inc.	362,394	9,440
^	Pennsylvania REIT	1,455,032	8,323
*	Tejon Ranch Co.	487,084	8,266
*	Greenlight Capital Re Ltd. Class A	725,229	7,615

*	Forestar Group Inc.	413,892	7,566
	Spirit MTA REIT	539,947	4,557
	Anworth Mortgage Asset Corp.	1,234,300	4,073
	Ashford Hospitality Trust Inc.	1,212,359	4,013
*	EZCORP Inc. Class A	590,703	3,813
	GAMCO Investors Inc. Class A	133,449	2,609
	Associated Capital Group Inc. Class A	49,757	1,771
	Urstadt Biddle Properties Inc.	58,103	1,095
*	Altisource Portfolio Solutions SA	5,764	117
			23,890,061
Health Care (10.9%)
	STERIS plc	2,123,735	306,858
	West Pharmaceutical Services Inc.	1,846,506	261,871
*	Insulet Corp.	1,509,216	248,915
*	Neurocrine Biosciences Inc.	2,293,518	206,669
*	Ionis Pharmaceuticals Inc.	3,166,965	189,733
	Bio-Techne Corp.	953,258	186,524
*	Sage Therapeutics Inc.	1,295,957	181,810
*	Masimo Corp.	1,202,139	178,866
	Hill-Rom Holdings Inc.	1,673,536	176,106
*	Bio-Rad Laboratories Inc. Class A	525,983	175,016
*	Catalent Inc.	3,657,342	174,309
	Chemed Corp.	399,227	166,705
*	Molina Healthcare Inc.	1,492,284	163,733
*	Charles River Laboratories International Inc.	1,222,525	161,826
*	Haemonetics Corp.	1,271,900	160,437
	Encompass Health Corp.	2,471,223	156,379
*	PRA Health Sciences Inc.	1,572,794	156,068
*	Novocure Ltd.	1,970,809	147,377
*	Exelixis Inc.	7,604,935	134,493
*	Sarepta Therapeutics Inc.	1,770,277	133,337
*	Horizon Therapeutics plc	4,680,700	127,455
*,^ Teladoc Health Inc.		1,806,242	122,319
	Bruker Corp.	2,525,162	110,930
*	Syneos Health Inc.	2,074,713	110,395
*	Integra LifeSciences Holdings Corp.	1,827,614	109,785
*	Amedisys Inc.	806,589	105,671
*	Penumbra Inc.	784,904	105,562
*	ACADIA Pharmaceuticals Inc.	2,893,572	104,140
*	HealthEquity Inc.	1,766,863	100,967
*	Globus Medical Inc.	1,922,403	98,273
*	Neogen Corp.	1,313,320	89,450
*	Medicines Co.	1,786,569	89,328
*	Repligen Corp.	1,160,247	88,979
*	Bluebird Bio Inc.	967,790	88,862
*	Blueprint Medicines Corp.	1,167,206	85,755
*	Spark Therapeutics Inc.	866,631	84,046
*	Avantor Inc.	5,699,209	83,778
*	United Therapeutics Corp.	1,042,058	83,104
*	NuVasive Inc.	1,305,346	82,733
*	Tandem Diabetes Care Inc.	1,393,892	82,212
*	LHC Group Inc.	713,596	81,036
*	Nektar Therapeutics Class A	4,386,931	79,908
*,^ Moderna Inc.		4,961,032	78,980
*	ICU Medical Inc.	491,169	78,391
*	Alkermes plc	3,930,751	76,689
*	Omnicell Inc.	1,045,221	75,538

*	HMS Holdings Corp.	2,191,421	75,527
*	FibroGen Inc.	1,956,814	72,363
*	Global Blood Therapeutics Inc.	1,433,778	69,567
*	Acadia Healthcare Co. Inc.	2,221,458	69,043
	CONMED Corp.	712,535	68,510
	Cantel Medical Corp.	888,117	66,431
*	Wright Medical Group NV	3,168,984	65,376
*	Mirati Therapeutics Inc.	835,640	65,105
*	Arrowhead Pharmaceuticals Inc.	2,266,058	63,858
*	Nevro Corp.	733,967	63,099
	Ensign Group Inc.	1,273,260	60,391
*	Guardant Health Inc.	930,338	59,383
*	Ultragenyx Pharmaceutical Inc.	1,371,052	58,654
*	Emergent BioSolutions Inc.	1,097,199	57,362
*	Tenet Healthcare Corp.	2,587,976	57,246
*	Quidel Corp.	933,035	57,242
*	Arena Pharmaceuticals Inc.	1,246,516	57,053
*	Halozyme Therapeutics Inc.	3,660,488	56,774
*	Medpace Holdings Inc.	673,507	56,602
*	Glaukos Corp.	875,335	54,717
*	MyoKardia Inc.	1,038,278	54,146
*	Immunomedics Inc.	4,082,132	54,129
*	Myriad Genetics Inc.	1,847,932	52,906
*	Cambrex Corp.	873,662	51,983
*,^ Allakos Inc.		656,686	51,635
*	Amicus Therapeutics Inc.	6,369,936	51,087
*	Iovance Biotherapeutics Inc.	2,714,099	49,397
*	Natera Inc.	1,491,315	48,915
*,^ Portola Pharmaceuticals Inc.		1,814,701	48,670
*	iRhythm Technologies Inc.	655,981	48,615
*	Genomic Health Inc.	699,698	47,454
*	PTC Therapeutics Inc.	1,400,954	47,380
*	NeoGenomics Inc.	2,469,526	47,217
^	Healthcare Services Group Inc.	1,865,267	45,307
*	MEDNAX Inc.	2,001,182	45,267
*	Select Medical Holdings Corp.	2,707,218	44,859
*	Avanos Medical Inc.	1,193,512	44,709
*	Acceleron Pharma Inc.	1,123,376	44,385
	Prestige Consumer Healthcare Inc.	1,256,741	43,596
*	Xencor Inc.	1,274,823	43,000
*	Agios Pharmaceuticals Inc.	1,322,815	42,859
*	Ligand Pharmaceuticals Inc.	428,034	42,607
*	Intercept Pharmaceuticals Inc.	613,355	40,702
*	Merit Medical Systems Inc.	1,311,243	39,940
*	Insmed Inc.	2,231,687	39,367
*	Reata Pharmaceuticals Inc. Class A	489,981	39,341
	Patterson Cos. Inc.	2,149,423	38,303
*	Pacira BioSciences Inc.	989,465	37,669
*	Corcept Therapeutics Inc.	2,559,643	36,181
*	Brookdale Senior Living Inc.	4,640,324	35,174
*	Heron Therapeutics Inc.	1,896,837	35,092
*	Supernus Pharmaceuticals Inc.	1,246,450	34,252
*	Magellan Health Inc.	549,333	34,114
*	Alder Biopharmaceuticals Inc.	1,778,480	33,542
*	BioTelemetry Inc.	805,392	32,804
*	Momenta Pharmaceuticals Inc.	2,469,246	32,001
*	Ironwood Pharmaceuticals Inc. Class A	3,719,183	31,929

*	Radius Health Inc.	1,153,830	29,711
*	REGENXBIO Inc.	828,686	29,501
*,^ Allogene Therapeutics Inc.		1,066,017	29,054
*	Varex Imaging Corp.	960,608	27,416
*	Editas Medicine Inc.	1,176,725	26,759
*,^ Denali Therapeutics Inc.		1,678,385	25,713
*	Orthofix Medical Inc.	452,256	23,979
*	Inogen Inc.	466,414	22,346
*	Spectrum Pharmaceuticals Inc.	2,682,283	22,250
	Luminex Corp.	1,070,571	22,107
*,^ Aerie Pharmaceuticals Inc.		1,149,241	22,088
*,^ Aimmune Therapeutics Inc.		1,019,013	21,338
*	AnaptysBio Inc.	609,102	21,312
*	Zogenix Inc.	532,089	21,305
*	Gossamer Bio Inc.	1,237,660	20,780
*,^ Theravance Biopharma Inc.		1,063,572	20,718
*,^ SmileDirectClub Inc.		1,474,570	20,467
	National HealthCare Corp.	249,032	20,383
*	Epizyme Inc.	1,935,724	19,967
*,^ OPKO Health Inc.		9,239,901	19,311
*	Tricida Inc.	617,756	19,070
*	Madrigal Pharmaceuticals Inc.	212,500	18,322
*,^ Tivity Health Inc.		1,076,789	17,907
*	CorVel Corp.	231,067	17,492
*	HealthStream Inc.	647,912	16,774
*	Endo International plc	5,097,068	16,362
*	Envista Holdings Corp.	580,428	16,182
*	Innoviva Inc.	1,519,995	16,021
*	Change Healthcare Inc.	1,249,541	15,094
*	Adaptive Biotechnologies Corp.	466,600	14,418
*	STAAR Surgical Co.	557,129	14,363
*	Sangamo Therapeutics Inc.	1,446,819	13,094
*	Natus Medical Inc.	404,803	12,889
*	10X Genomics Inc. Class A	254,642	12,834
*,^ Intellia Therapeutics Inc.		917,035	12,242
*	Achillion Pharmaceuticals Inc.	3,319,848	11,951
*,^ Esperion Therapeutics Inc.		322,851	11,836
	Meridian Bioscience Inc.	1,068,488	10,140
*,^ Bridgebio Pharma Inc.		450,772	9,678
*,^ TherapeuticsMD Inc.		2,564,615	9,310
*,^ Intrexon Corp.		1,621,526	9,275
*,^ Alector Inc.		625,516	9,020
*	Puma Biotechnology Inc.	826,405	8,896
*,^ Silk Road Medical Inc.		268,572	8,737
*	Atara Biotherapeutics Inc.	605,241	8,546
*,^ ZIOPHARM Oncology Inc.		1,931,475	8,267
*	Intra-Cellular Therapies Inc.	1,104,165	8,248
*	G1 Therapeutics Inc.	352,000	8,019
*	Amneal Pharmaceuticals Inc.	2,724,958	7,902
*,^ Akcea Therapeutics Inc.		465,464	7,164
*	Turning Point Therapeutics Inc.	179,248	6,740
*,^ Rubius Therapeutics Inc.		797,023	6,257
*	Option Care Health Inc.	1,752,038	5,607
*,^ Shockwave Medical Inc.		174,871	5,234
*	Akorn Inc.	1,230,163	4,675
*,^ AMAG Pharmaceuticals Inc.		402,884	4,653
*	Stoke Therapeutics Inc.	204,839	4,402

	Owens & Minor Inc.	743,337	4,319
*	Kiniksa Pharmaceuticals Ltd. Class A	335,632	2,856
*,^ Clovis Oncology Inc.		648,839	2,550
*,^ Mallinckrodt plc		1,049,708	2,530
*	Acorda Therapeutics Inc.	601,093	1,725
*,^ Lexicon Pharmaceuticals Inc.		531,262	1,599
*,^ Surgery Partners Inc.		216,285	1,597
^,§ Synergy Pharmaceuticals Inc.		2,001,166	13
			9,827,470
Industrials (20.8%)
	IDEX Corp.	1,898,751	311,167
*	Teledyne Technologies Inc.	910,808	293,271
*	Zebra Technologies Corp.	1,354,910	279,613
	Booz Allen Hamilton Holding Corp. Class A	3,511,101	249,358
	Allegion plc	2,338,053	242,339
	PerkinElmer Inc.	2,781,358	236,888
	Lennox International Inc.	921,342	223,858
*	WEX Inc.	1,083,720	218,987
	Spirit AeroSystems Holdings Inc. Class A	2,591,696	213,141
*	Fair Isaac Corp.	687,398	208,639
	Carlisle Cos. Inc.	1,417,659	206,326
	Toro Co.	2,665,822	195,405
	Graco Inc.	4,177,661	192,340
	AptarGroup Inc.	1,603,959	189,989
*	Euronet Worldwide Inc.	1,296,421	189,666
	Nordson Corp.	1,295,938	189,544
	Universal Display Corp.	1,061,752	178,268
	Hexcel Corp.	2,131,107	175,028
	Owens Corning	2,725,305	172,239
*	HD Supply Holdings Inc.	4,277,324	167,564
	Genpact Ltd.	4,294,803	166,424
	Donaldson Co. Inc.	3,194,575	166,373
	Woodward Inc.	1,471,947	158,720
*	Genesee & Wyoming Inc. Class A	1,418,262	156,732
*	Arrow Electronics Inc.	2,080,933	155,196
	Flowserve Corp.	3,287,803	153,573
*	AECOM	3,951,663	148,424
	Sonoco Products Co.	2,507,436	145,958
	Jack Henry & Associates Inc.	964,662	140,812
	MDU Resources Group Inc.	4,987,724	140,604
	Curtiss-Wright Corp.	1,070,730	138,520
	Watsco Inc.	817,286	138,268
	BWX Technologies Inc.	2,385,027	136,447
	ITT Inc.	2,205,188	134,935
	Allison Transmission Holdings Inc.	2,865,338	134,814
	Acuity Brands Inc.	999,858	134,771
	Quanta Services Inc.	3,562,811	134,674
	Lincoln Electric Holdings Inc.	1,548,084	134,312
*	Trex Co. Inc.	1,464,171	133,137
	National Instruments Corp.	3,139,674	131,835
*	Berry Global Group Inc.	3,310,442	130,001
	Oshkosh Corp.	1,713,877	129,912
	ManpowerGroup Inc.	1,499,680	126,333
	MAXIMUS Inc.	1,599,134	123,549
	Jabil Inc.	3,450,247	123,415
*	Generac Holdings Inc.	1,563,137	122,456
	EMCOR Group Inc.	1,406,818	121,155

	Tetra Tech Inc.	1,369,795	118,843
	Armstrong World Industries Inc.	1,220,045	117,978
*	Kirby Corp.	1,426,359	117,190
*	Stericycle Inc.	2,283,929	116,321
	AGCO Corp.	1,528,794	115,730
	Avnet Inc.	2,597,187	115,536
	Landstar System Inc.	993,413	111,838
	Air Lease Corp. Class A	2,667,667	111,562
	Graphic Packaging Holding Co.	7,369,923	108,706
	Knight-Swift Transportation Holdings Inc.	2,992,279	108,620
*	Mercury Systems Inc.	1,319,917	107,138
	Brink's Co.	1,253,580	103,984
	Littelfuse Inc.	585,624	103,837
	Crane Co.	1,277,525	103,007
*	FTI Consulting Inc.	941,162	99,754
	Cognex Corp.	2,027,868	99,629
*	MasTec Inc.	1,527,193	99,161
*	RBC Bearings Inc.	592,539	98,308
*	Clean Harbors Inc.	1,260,715	97,327
	Insperity Inc.	981,152	96,761
	MSA Safety Inc.	873,871	95,348
	Eagle Materials Inc.	1,051,213	94,620
*	Gardner Denver Holdings Inc.	3,326,586	94,109
*	CoreLogic Inc.	2,015,280	93,247
*	Coherent Inc.	601,438	92,453
	Exponent Inc.	1,302,031	91,012
*	Aerojet Rocketdyne Holdings Inc.	1,771,346	89,471
	FLIR Systems Inc.	1,696,163	89,201
	KBR Inc.	3,541,111	86,899
*	Axon Enterprise Inc.	1,485,926	84,371
	nVent Electric plc	3,807,423	83,916
*	TopBuild Corp.	860,001	82,930
*	XPO Logistics Inc.	1,156,171	82,747
	AO Smith Corp.	1,730,393	82,557
	MSC Industrial Direct Co. Inc. Class A	1,125,947	81,665
	Sealed Air Corp.	1,934,795	80,313
	Pentair plc	2,104,144	79,537
*	ASGN Inc.	1,260,844	79,257
	Robert Half International Inc.	1,398,340	77,832
*	Paylocity Holding Corp.	796,760	77,748
	Regal Beloit Corp.	1,052,161	76,650
*,^ SiteOne Landscape Supply Inc.		1,034,072	76,542
	Louisiana-Pacific Corp.	3,101,403	76,233
*,^ II-VI Inc.		2,160,328	76,065
	UniFirst Corp.	385,338	75,187
	John Bean Technologies Corp.	752,474	74,819
	Timken Co.	1,713,242	74,543
	Macquarie Infrastructure Corp.	1,834,544	72,409
	Valmont Industries Inc.	514,132	71,176
*	TriNet Group Inc.	1,137,263	70,726
	EnerSys	1,066,120	70,300
*	Cimpress NV	532,227	70,169
	Simpson Manufacturing Co. Inc.	1,009,077	70,000
*	Itron Inc.	940,775	69,580
	Albany International Corp. Class A	770,530	69,471
	GATX Corp.	895,923	69,461
	Ryder System Inc.	1,338,617	69,300

* Novanta Inc.	837,219	68,418
* Rexnord Corp.	2,524,109	68,277
* AMN Healthcare Services Inc.	1,167,255	67,187
Fluor Corp.	3,500,366	66,962
Alliance Data Systems Corp.	518,671	66,457
Moog Inc. Class A	815,804	66,178
* Proto Labs Inc.	641,080	65,454
Watts Water Technologies Inc. Class A	691,456	64,810
* Colfax Corp.	2,208,962	64,192
* Allegheny Technologies Inc.	3,164,907	64,089
* Rogers Corp.	464,253	63,468
Kennametal Inc.	2,062,850	63,412
Brady Corp. Class A	1,175,425	62,356
* Summit Materials Inc. Class A	2,803,673	62,242
Barnes Group Inc.	1,207,626	62,241
World Fuel Services Corp.	1,553,788	62,058
* Integer Holdings Corp.	816,722	61,712
Belden Inc.	1,145,847	61,120
* Saia Inc.	650,498	60,952
ABM Industries Inc.	1,666,288	60,520
* Builders FirstSource Inc.	2,901,161	59,691
Silgan Holdings Inc.	1,946,879	58,475
Universal Forest Products Inc.	1,464,214	58,393
* Advanced Disposal Services Inc.	1,786,687	58,192
* Beacon Roofing Supply Inc.	1,720,302	57,682
Vishay Intertechnology Inc.	3,310,844	56,053
Korn Ferry	1,427,357	55,153
Applied Industrial Technologies Inc.	969,630	55,075
* ExlService Holdings Inc.	812,214	54,386
Otter Tail Corp.	998,838	53,688
* Sanmina Corp.	1,661,158	53,340
Deluxe Corp.	1,075,244	52,859
Cubic Corp.	740,919	52,183
Covanta Holding Corp.	2,971,903	51,384
* WESCO International Inc.	1,062,597	50,760
Trinity Industries Inc.	2,559,092	50,363
* Anixter International Inc.	717,111	49,567
ESCO Technologies Inc.	617,444	49,124
* Ambarella Inc.	778,066	48,890
ManTech International Corp. Class A	670,562	47,885
Franklin Electric Co. Inc.	990,166	47,340
* Knowles Corp.	2,279,316	46,361
* Plexus Corp.	732,463	45,786
Forward Air Corp.	708,285	45,132
AAON Inc.	982,333	45,128
EVERTEC Inc.	1,439,544	44,943
Altra Industrial Motion Corp.	1,613,666	44,691
Mueller Water Products Inc. Class A	3,957,348	44,481
* Resideo Technologies Inc.	3,071,403	44,075
* SPX Corp.	1,101,550	44,073
* OSI Systems Inc.	432,979	43,973
Terex Corp.	1,692,132	43,945
Triton International Ltd.	1,293,618	43,776
Tradeweb Markets Inc. Class A	1,150,759	42,555
McGrath RentCorp	606,746	42,223
* SPX FLOW Inc.	1,064,740	42,015
Kaman Corp.	700,086	41,627

	Mobile Mini Inc.	1,118,031	41,211
	Matson Inc.	1,072,015	40,211
	Owens-Illinois Inc.	3,893,877	39,990
*,^ Verra Mobility Corp. Class A		2,777,835	39,862
	Werner Enterprises Inc.	1,126,189	39,754
	Badger Meter Inc.	728,300	39,110
	Mueller Industries Inc.	1,354,622	38,851
	Comfort Systems USA Inc.	875,824	38,738
*	Dycom Industries Inc.	749,056	38,239
*	Harsco Corp.	2,008,230	38,076
	Advanced Drainage Systems Inc.	1,170,559	37,774
	Granite Construction Inc.	1,171,768	37,649
*	Hub Group Inc. Class A	794,165	36,929
*	Masonite International Corp.	625,780	36,295
*	Atkore International Group Inc.	1,171,721	35,562
	EnPro Industries Inc.	515,118	35,363
*	Huron Consulting Group Inc.	573,422	35,174
*	TriMas Corp.	1,137,959	34,878
*	Navistar International Corp.	1,240,116	34,860
	AAR Corp.	833,411	34,345
*	Pluralsight Inc. Class A	2,026,133	34,029
	Actuant Corp. Class A	1,537,446	33,732
	Boise Cascade Co.	974,987	31,775
*	JELD-WEN Holding Inc.	1,635,190	31,543
	Tennant Co.	435,843	30,814
	Schneider National Inc. Class B	1,412,199	30,673
*	Sykes Enterprises Inc.	988,372	30,284
*	Installed Building Products Inc.	525,690	30,143
	Raven Industries Inc.	898,713	30,071
*	Air Transport Services Group Inc.	1,410,796	29,655
	Methode Electronics Inc.	880,820	29,631
	Aircastle Ltd.	1,312,480	29,439
*	Milacron Holdings Corp.	1,764,102	29,408
	Helios Technologies Inc.	721,111	29,256
*	TTM Technologies Inc.	2,375,098	28,964
*	AeroVironment Inc.	540,092	28,927
*,^ Inovalon Holdings Inc. Class A		1,756,918	28,796
	AZZ Inc.	654,300	28,501
*	GMS Inc.	989,533	28,419
	Rush Enterprises Inc. Class A	734,134	28,323
	Encore Wire Corp.	496,828	27,962
*	Cardtronics plc Class A	906,522	27,413
	Benchmark Electronics Inc.	941,256	27,353
	Triumph Group Inc.	1,189,692	27,220
	MTS Systems Corp.	483,729	26,726
*	Conduent Inc.	4,229,361	26,307
	Navigant Consulting Inc.	914,109	25,549
	Lindsay Corp.	269,802	25,051
*	MACOM Technology Solutions Holdings Inc.	1,156,637	24,862
	Apogee Enterprises Inc.	630,266	24,574
	Greenbrier Cos. Inc.	812,652	24,477
*	Livent Corp.	3,655,421	24,455
*	Evo Payments Inc. Class A	867,775	24,402
	Heartland Express Inc.	1,127,925	24,262
*	Fabrinet	461,022	24,111
*	Continental Building Products Inc.	867,767	23,681
	Greif Inc. Class A	623,915	23,640

*	Kratos Defense & Security Solutions Inc.	1,260,979	23,448
	H&E Equipment Services Inc.	805,477	23,246
	Standex International Corp.	311,543	22,724
*	SEACOR Holdings Inc.	476,518	22,430
	Kforce Inc.	578,810	21,899
	Primoris Services Corp.	1,084,068	21,259
*	TrueBlue Inc.	1,002,379	21,150
*	FARO Technologies Inc.	433,800	20,974
	Griffon Corp.	995,153	20,868
	Kelly Services Inc. Class A	802,825	19,444
	AVX Corp.	1,269,014	19,289
*	Thermon Group Holdings Inc.	818,824	18,817
	Wabash National Corp.	1,294,173	18,778
*	CIRCOR International Inc.	497,962	18,699
	GrafTech International Ltd.	1,453,707	18,607
	ArcBest Corp.	606,481	18,467
	Astec Industries Inc.	563,691	17,531
^	ADT Inc.	2,777,736	17,416
	TTEC Holdings Inc.	348,862	16,704
*	Wesco Aircraft Holdings Inc.	1,497,317	16,485
*	Parsons Corp.	497,429	16,405
*	Atlas Air Worldwide Holdings Inc.	646,749	16,318
*	Aegion Corp. Class A	734,214	15,698
	Quanex Building Products Corp.	828,579	14,981
	Gorman-Rupp Co.	424,977	14,785
*	Tutor Perini Corp.	1,006,278	14,420
*	Veeco Instruments Inc.	1,225,187	14,310
*	Evolent Health Inc. Class A	1,887,125	13,568
	Hyster-Yale Materials Handling Inc.	239,910	13,130
*	Team Inc.	719,952	12,995
	Resources Connection Inc.	756,812	12,858
^	Maxar Technologies Inc.	1,490,843	11,330
*	Manitowoc Co. Inc.	884,282	11,054
*	Gates Industrial Corp. plc	1,088,599	10,962
*	Donnelley Financial Solutions Inc.	772,290	9,515
*	Astronics Corp.	309,775	9,101
*,^ GreenSky Inc. Class A		1,237,245	8,469
	Quad/Graphics Inc.	790,329	8,306
	Greif Inc. Class B	166,579	7,589
	REV Group Inc.	624,475	7,138
*	Mistras Group Inc.	430,744	7,064
*	Vicor Corp.	231,924	6,846
*	International Seaways Inc.	311,272	5,995
	Rush Enterprises Inc. Class B	113,875	4,547
	Briggs & Stratton Corp.	525,505	3,185
*	Dorian LPG Ltd.	20	—
			18,761,549
Oil & Gas (2.6%)
	Cimarex Energy Co.	2,545,640	122,038
	Parsley Energy Inc. Class A	6,698,328	112,532
*	WPX Energy Inc.	10,594,358	112,194
*	First Solar Inc.	1,848,969	107,259
	Helmerich & Payne Inc.	2,605,879	104,418
	Murphy Oil Corp.	3,866,327	85,484
	Equitrans Midstream Corp.	5,097,020	74,162
	PBF Energy Inc. Class A	2,548,405	69,291
	Delek US Holdings Inc.	1,890,612	68,629

	EQT Corp.	6,391,530	68,006
*	Transocean Ltd.	14,660,268	65,531
*	Chart Industries Inc.	898,752	56,046
*	Apergy Corp.	1,945,454	52,625
	Core Laboratories NV	1,114,508	51,958
^	Antero Midstream Corp.	6,339,522	46,912
*,^ Chesapeake Energy Corp.		32,711,174	46,123
*	Matador Resources Co.	2,772,155	45,824
*	Dril-Quip Inc.	909,805	45,654
*	PDC Energy Inc.	1,567,175	43,489
	Arcosa Inc.	1,212,174	41,468
	Patterson-UTI Energy Inc.	4,814,804	41,167
	Archrock Inc.	3,802,358	37,910
*	Cactus Inc. Class A	1,178,028	34,092
*	Oceaneering International Inc.	2,474,803	33,534
*	Magnolia Oil & Gas Corp. Class A	3,003,437	33,338
	CVR Energy Inc.	754,450	33,218
	SemGroup Corp. Class A	1,990,798	32,530
*	NOW Inc.	2,721,701	31,218
*	Helix Energy Solutions Group Inc.	3,535,454	28,496
*	SRC Energy Inc.	6,091,385	28,386
*	Oasis Petroleum Inc.	8,051,881	27,859
	SM Energy Co.	2,823,279	27,358
*	Enphase Energy Inc.	1,221,779	27,160
*	Southwestern Energy Co.	13,541,417	26,135
*	Callon Petroleum Co.	5,711,200	24,787
*	MRC Global Inc.	1,975,857	23,967
*	CNX Resources Corp.	3,283,999	23,842
*,^ Valaris plc Class A		4,949,937	23,809
	QEP Resources Inc.	5,950,554	22,017
*	Centennial Resource Development Inc. Class A	4,630,558	20,907
*,^ Tellurian Inc.		2,423,686	20,153
*	Antero Resources Corp.	6,575,525	19,858
*	ProPetro Holding Corp.	2,135,363	19,410
	Range Resources Corp.	5,029,458	19,213
*	Carrizo Oil & Gas Inc.	2,199,573	18,883
*	Whiting Petroleum Corp.	2,283,861	18,339
*	Oil States International Inc.	1,362,308	18,119
*	Newpark Resources Inc.	2,140,357	16,310
	Nabors Industries Ltd.	8,637,616	16,152
*	C&J Energy Services Inc.	1,486,660	15,952
*,^ SunPower Corp. Class A		1,426,016	15,643
	Berry Petroleum Corp.	1,519,121	14,219
*	Denbury Resources Inc.	11,749,245	13,982
	Liberty Oilfield Services Inc. Class A	1,033,853	11,197
*	Laredo Petroleum Inc.	4,455,340	10,737
*	Exterran Corp.	750,478	9,801
*	Gulfport Energy Corp.	3,588,684	9,725
*,^ Jagged Peak Energy Inc.		1,334,656	9,690
*,^ McDermott International Inc.		4,318,764	8,724
*,^ Diamond Offshore Drilling Inc.		1,550,058	8,618
*	Noble Corp. plc	6,233,672	7,917
^	RPC Inc.	1,341,952	7,528
*	Keane Group Inc.	1,050,531	6,366
*,^ Extraction Oil & Gas Inc.		1,894,534	5,570
	Green Plains Inc.	453,757	4,808
*	KLX Energy Services Holdings Inc.	265,424	2,295

*	Unit Corp.	669,888	2,264
*	Forum Energy Technologies Inc.	1,034,487	1,603
*	FTS International Inc.	494,185	1,107
			2,335,556
Other (0.0%)2
*,§ A Schulman Inc. CVR		670,110	290
*,§ NewStar Financial Inc. CVR		651,238	157
*,§ Media General Inc. CVR		2,475,062	96
*,§ Clinical Data CVR		297,875	1
			544
Technology (12.1%)
	Leidos Holdings Inc.	3,605,888	309,674
*	Tyler Technologies Inc.	966,115	253,605
	Teradyne Inc.	4,255,202	246,419
*	EPAM Systems Inc.	1,304,735	237,879
*	RingCentral Inc. Class A	1,796,942	225,804
*	Guidewire Software Inc.	2,048,728	215,895
	Cypress Semiconductor Corp.	9,248,554	215,861
*	DocuSign Inc. Class A	3,482,656	215,646
*	Aspen Technology Inc.	1,726,968	212,555
*	Zendesk Inc.	2,779,302	202,556
*	Coupa Software Inc.	1,546,815	200,421
*	ON Semiconductor Corp.	10,280,178	197,482
	Proofpoint Inc.	1,404,390	181,237
*	PTC Inc.	2,596,603	177,036
	Monolithic Power Systems Inc.	1,029,136	160,164
	Entegris Inc.	3,386,209	159,355
*	HubSpot Inc.	1,011,428	153,343
*	Ciena Corp.	3,893,080	152,726
	CDK Global Inc.	3,043,805	146,377
*	CACI International Inc. Class A	623,447	144,178
*	Medidata Solutions Inc.	1,486,768	136,039
*	Cree Inc.	2,680,529	131,346
*	Manhattan Associates Inc.	1,611,862	130,029
	Science Applications International Corp.	1,478,893	129,181
*	RealPage Inc.	2,018,378	126,875
*,^ MongoDB Inc.		1,051,413	126,674
	MKS Instruments Inc.	1,365,381	125,997
*	Silicon Laboratories Inc.	1,086,360	120,966
*	Alteryx Inc. Class A	1,117,698	120,074
*	Nuance Communications Inc.	7,159,207	116,767
	SYNNEX Corp.	1,024,483	115,664
*	Ceridian HCM Holding Inc.	2,322,950	114,684
	Blackbaud Inc.	1,236,014	111,662
*	ViaSat Inc.	1,456,730	109,721
*	Anaplan Inc.	2,266,268	106,515
	j2 Global Inc.	1,167,842	106,063
*	NCR Corp.	3,294,237	103,966
	Cabot Microelectronics Corp.	728,026	102,805
*	Avalara Inc.	1,511,089	101,681
*	Nutanix Inc.	3,749,635	98,428
*	Lumentum Holdings Inc.	1,831,365	98,088
	DXC Technology Co.	3,280,044	96,761
*	Pure Storage Inc. Class A	5,698,186	96,527
*	Tech Data Corp.	914,699	95,348
	Perspecta Inc.	3,459,635	90,366

*	Teradata Corp.	2,869,037	88,940
	LogMeIn Inc.	1,243,790	88,259
*	ACI Worldwide Inc.	2,781,176	87,120
*	Q2 Holdings Inc.	1,072,406	84,581
*	Semtech Corp.	1,673,657	81,356
*	New Relic Inc.	1,315,089	80,812
*	Smartsheet Inc. Class A	2,235,354	80,540
*	Viavi Solutions Inc.	5,724,888	80,177
*	Cirrus Logic Inc.	1,458,692	78,157
*	Five9 Inc.	1,445,257	77,668
*	Cornerstone OnDemand Inc.	1,366,274	74,899
*	Elastic NV	861,645	70,948
*	Verint Systems Inc.	1,650,454	70,606
*	Envestnet Inc.	1,243,948	70,532
*	FireEye Inc.	5,103,727	68,084
	Pegasystems Inc.	989,788	67,355
	Brooks Automation Inc.	1,806,819	66,907
*	Zscaler Inc.	1,414,623	66,855
*	Inphi Corp.	1,079,287	65,891
	Power Integrations Inc.	699,536	63,259
*	Qualys Inc.	834,315	63,049
*	Lattice Semiconductor Corp.	3,318,925	60,687
*	Acacia Communications Inc.	924,883	60,487
	Cogent Communications Holdings Inc.	1,058,060	58,299
*	Box Inc.	3,481,567	57,655
*	CommScope Holding Co. Inc.	4,855,712	57,103
*	Advanced Energy Industries Inc.	962,247	55,243
	PROS Holdings Inc.	906,161	54,007
*	LivePerson Inc.	1,475,351	52,670
*	Everbridge Inc.	839,606	51,812
*,^ Cloudera Inc.		5,830,635	51,659
*	Rapid7 Inc.	1,099,716	49,916
*	Insight Enterprises Inc.	895,250	49,857
*	Blackline Inc.	1,037,908	49,622
*	EchoStar Corp. Class A	1,181,542	46,813
*	Premier Inc. Class A	1,583,195	45,786
*	Allscripts Healthcare Solutions Inc.	4,169,132	45,777
*	SVMK Inc.	2,663,829	45,552
*	CommVault Systems Inc.	1,017,122	45,476
*	Varonis Systems Inc.	720,794	43,089
	CSG Systems International Inc.	825,667	42,670
	Progress Software Corp.	1,118,831	42,583
*	Alarm.com Holdings Inc.	909,696	42,428
*	NetScout Systems Inc.	1,812,295	41,792
*	Diodes Inc.	1,020,610	40,978
*	Bottomline Technologies DE Inc.	1,039,475	40,903
	InterDigital Inc.	778,627	40,855
*,^ Appian Corp. Class A		833,951	39,613
*	SailPoint Technologies Holding Inc.	2,117,977	39,585
*	Appfolio Inc.	388,790	36,990
*	Rambus Inc.	2,780,128	36,489
*	MaxLinear Inc.	1,603,501	35,886
*	FormFactor Inc.	1,880,884	35,069
*	Workiva Inc. Class A	796,756	34,922
*	Yext Inc.	2,084,854	33,128
*	Synaptics Inc.	823,320	32,892
	NIC Inc.	1,591,360	32,862

*	Altair Engineering Inc. Class A	894,756	30,976
^	Ubiquiti Inc.	257,569	30,460
*	MicroStrategy Inc. Class A	205,284	30,458
*	Pivotal Software Inc. Class A	1,986,951	29,645
	Plantronics Inc.	791,917	29,554
*	Zuora Inc. Class A	1,946,955	29,302
*	Carbon Black Inc.	1,114,523	28,966
*	Avaya Holdings Corp.	2,777,145	28,410
*	Covetrus Inc.	2,381,080	28,311
	Switch Inc.	1,688,038	26,367
	Xperi Corp.	1,234,310	25,526
*	Blucora Inc.	1,161,284	25,130
*	2U Inc.	1,505,109	24,503
^	Ebix Inc.	572,073	24,084
*	NETGEAR Inc.	739,400	23,823
*,^ Infinera Corp.		4,263,377	23,235
*,^ 3D Systems Corp.		2,807,938	22,885
	TiVo Corp.	2,989,158	22,762
*	Eventbrite Inc. Class A	1,242,734	22,009
*	NextGen Healthcare Inc.	1,390,312	21,786
*,^ SolarWinds Corp.		1,163,786	21,472
*	Dynatrace Inc.	1,052,187	19,644
	Monotype Imaging Holdings Inc.	981,134	19,436
	Presidio Inc.	1,143,409	19,324
*	ScanSource Inc.	631,708	19,299
*	Tenable Holdings Inc.	847,182	18,960
*	Shutterstock Inc.	485,573	17,539
*	Cloudflare Inc. Class A	931,652	17,301
*	Cision Ltd.	2,227,246	17,128
	Pitney Bowes Inc.	3,574,867	16,337
*	CEVA Inc.	527,736	15,758
*	Benefitfocus Inc.	654,364	15,580
*	Amkor Technology Inc.	1,498,653	13,638
	ADTRAN Inc.	1,195,912	13,568
*	Loral Space & Communications Inc.	321,579	13,313
*	Medallia Inc.	468,920	12,863
*	Virtusa Corp.	340,529	12,266
*	Unisys Corp.	1,560,764	11,597
*	nLight Inc.	658,941	10,319
*	Diebold Nixdorf Inc.	863,955	9,676
*,^ Gogo Inc.		1,432,183	8,636
	Forrester Research Inc.	255,220	8,203
*,^ Pagerduty Inc.		284,527	8,038
*	WideOpenWest Inc.	1,268,630	7,815
*	MobileIron Inc.	1,167,550	7,642
*	Health Catalyst Inc.	228,347	7,225
*	Endurance International Group Holdings Inc.	1,826,955	6,851
*	Livongo Health Inc.	347,211	6,055
*	Sciplay Corp. Class A	563,408	6,028
*,^ Fastly Inc. Class A		211,969	5,087
*,^ Ping Identity Holding Corp.		291,647	5,031
*	Casa Systems Inc.	627,235	4,927
*	Ribbon Communications Inc.	700,423	4,090
	Systemax Inc.	164,128	3,612
*,^ SecureWorks Corp. Class A		172,928	2,236
*	Castlight Health Inc. Class B	1,101,882	1,554
			10,963,830

Telecommunications (0.4%)
*	Vonage Holdings Corp.	5,771,809	65,221
	Telephone & Data Systems Inc.	2,413,848	62,277
*	Iridium Communications Inc.	2,782,107	59,203
*	8x8 Inc.	2,362,907	48,959
*	Intelsat SA	1,935,828	44,137
	Shenandoah Telecommunications Co.	1,184,874	37,643
	ATN International Inc.	260,296	15,194
*	United States Cellular Corp.	403,212	15,153
*,^ GTT Communications Inc.		775,125	7,302
*,^ Globalstar Inc.		14,524,930	6,009
*	Cincinnati Bell Inc.	3,385	17
			361,115
Utilities (3.5%)
	Atmos Energy Corp.	2,958,890	336,988
	UGI Corp.	5,232,698	263,048
	Aqua America Inc.	5,402,964	242,215
	IDACORP Inc.	1,262,845	142,285
	ONE Gas Inc.	1,321,636	127,022
	Portland General Electric Co.	2,239,654	126,249
	Hawaiian Electric Industries Inc.	2,731,058	124,564
	NRG Energy Inc.	3,005,995	119,037
	Black Hills Corp.	1,527,515	117,206
	Southwest Gas Holdings Inc.	1,264,579	115,127
	ALLETE Inc.	1,294,774	113,176
	Spire Inc.	1,210,086	105,568
	PNM Resources Inc.	1,997,061	104,007
	New Jersey Resources Corp.	2,255,983	102,016
	National Fuel Gas Co.	2,163,916	101,531
	NorthWestern Corp.	1,261,888	94,705
	American States Water Co.	923,885	83,020
	Avista Corp.	1,653,856	80,113
	South Jersey Industries Inc.	2,318,168	76,291
	Ormat Technologies Inc.	1,017,883	75,618
	MGE Energy Inc.	870,261	69,508
	El Paso Electric Co.	1,023,833	68,679
*	PG&E Corp.	6,626,463	66,265
	Pattern Energy Group Inc. Class A	2,457,611	66,183
	California Water Service Group	1,208,578	63,970
	Northwest Natural Holding Co.	764,223	54,520
*	Sunrun Inc.	2,795,309	46,696
	TerraForm Power Inc. Class A	1,831,234	33,374
*	Evoqua Water Technologies Corp.	1,716,240	29,210
*,^ Bloom Energy Corp. Class A		1,401,017	4,553
*,^ Vivint Solar Inc.		526,136	3,441
			3,156,185
Total Common Stocks (Cost $72,592,544)			89,333,145

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.2%)1
Money Market Fund (2.1%)
3,4 Vanguard Market Liquidity Fund	2.098%		19,247,487	1,924,941

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5 United States Treasury Bill	1.817%	1/30/20	33,650	33,448
Total Temporary Cash Investments (Cost $1,958,136)				1,958,389
Total Investments (101.2%) (Cost $74,550,680)				91,291,534
Other Assets and Liabilities-Net (-1.2%)4,5				(1,064,944)
Net Assets (100%)				90,226,590

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,125,740,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $1,211,468,000 was received for securities on loan, of which $1,210,266,000 is held in Vanguard
Market Liquidity Fund and $1,202,000 is held in cash.
5 Securities with a value of $33,448,000 and cash of $336,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	5,911	450,714	(16,922)
E-mini S&P Mid-Cap 400 Index	December 2019	1,847	357,949	(5,131)
				(22,053)

Small-Cap Index Fund

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Assurant Inc.	2/4/20	GSI	6,280	(2.241)	6	—
Pitney Bowes Inc.	2/4/20	GSI	3,185	(2.241)	12	—
SLM Corp.	2/4/20	GSI	38,285	(2.671)	—	(2,754)
VICI Properties Inc.	2/4/20	GSI	66,300	(2.041)	2,497	—
					2,515	(2,754)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

At September 30, 2019, a counterparty had deposited in a segregated account securities with a value of $87,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Small-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Small-Cap Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	89,332,588	—	557
Temporary Cash Investments	1,924,941	33,448	—
Futures Contracts—Assets[1]	2,723	—	—
Swap Contracts—Assets	—	2,515	—
Swap Contracts—Liabilities	—	(2,754)	—
Total	91,260,252	33,209	557
1 Represents variation margin on the last day of the reporting period.